Statements of Net Assets Available for Benefits - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 982,607,328	$ 815,364,575
Receivables
Employer contributions	17,674,045	975,938
Participant contributions	1,457,518	1,219,937
Dividends and interest	1,062,411	1,044,882
Total receivables	20,193,974	3,240,757
Total assets	1,002,801,302	818,605,332
Liabilities
Accrued expenses	111,250	108,459
Payable for investments purchased	12,118	407
Total liabilities	123,368	108,866
Net assets available for benefits	$ 1,002,677,934	$ 818,496,466